ASSETS PLEDGED	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
ASSETS PLEDGED
15.  ASSETS PLEDGED

(in thousands of $)	2012	2011
Vessel, net	43,446	46,312
Restricted cash and investments	35,268	32,837
	78,714	79,149

The Term Notes are collateralized by a statutory first mortgage on the Vessel. Restricted cash and investments are also pledged to pay principal and interest on the Term Notes.